Flight equipment held for operating leases, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the six months ended June 30, 2023 and 2022 were as follows:

	Six Months Ended June 30,
	2023	2022
Net book value at beginning of period	$55,220,809	$57,825,056
Additions	3,153,388	1,707,720
Depreciation	(1,209,646)	(1,197,431)
Disposals and transfers to held for sale	(1,379,574)	(555,939)
Transfers from/to investment in finance leases, net/inventory	(153,942)	(282,133)
Write-offs and impairments (Note 18 and 19)	(26,126)	(3,190,491)
Net book value at end of period	$55,604,909	$54,306,782

Accumulated depreciation and impairment as of June 30, 2023 and 2022, respectively:	$(12,965,931)	$(11,702,822)